T. ROWE PRICE CREDIT OPPORTUNITIES FUND
August 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 75.9%
Aerospace & Defense 1.2%
TransDigm, 6.25%, 3/15/26 (1)	360	380
TransDigm, 7.50%, 3/15/27	100	105
TransDigm, 8.00%, 12/15/25 (1)	275	299
		784

Airlines 1.1%
Air Canada, 7.75%, 4/15/21 (1)	173	174
Delta Air Lines, 7.375%, 1/15/26	225	234
Mileage Plus Holdings, 6.50%, 6/20/27 (1)	130	135
United Airlines Holdings, 4.875%, 1/15/25	75	65
United Airlines Holdings, 5.00%, 2/1/24	30	27
United Airlines Holdings, 6.00%, 12/1/20	140	141
		776

Automotive 4.0%
Adient Global Holdings, 4.875%, 8/15/26 (1)	200	188
Adient U.S. , 9.00%, 4/15/25 (1)	150	167
Clarios Global, 6.25%, 5/15/26 (1)	160	169
Clarios Global, 8.50%, 5/15/27 (1)	495	524
Dana Financing Luxembourg, 5.75%, 4/15/25 (1)	25	26
Ford Motor, 8.50%, 4/21/23	95	105
Ford Motor, 9.00%, 4/22/25	240	280
Ford Motor Credit, 5.125%, 6/16/25	275	288
Ford Motor Credit, 5.75%, 2/1/21	235	238
Navistar International, 9.50%, 5/1/25 (1)	355	404
Tesla, 5.30%, 8/15/25 (1)	299	311
		2,700

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Broadcasting 3.9%
Clear Channel Worldwide Holdings, 9.25%, 2/15/24	608	596
Diamond Sports Group, 5.375%, 8/15/26 (1)	175	137
iHeartCommunications, 6.375%, 5/1/26	181	188
iHeartCommunications, 8.375%, 5/1/27	993	1,000
Lions Gate Capital Holdings, 6.375%, 2/1/24 (1)	155	158
Nexstar Broadcasting, 5.625%, 7/15/27 (1)	200	211
Terrier Media Buyer, 8.875%, 12/15/27 (1)	295	305
		2,595

Building & Real Estate 0.7%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (1)	170	179
Howard Hughes, 5.375%, 3/15/25 (1)	150	152
Howard Hughes, 5.375%, 8/1/28	110	112
		443

Cable Operators 10.4%
Altice Financing, 5.00%, 1/15/28 (1)	345	354
Altice Financing, 7.50%, 5/15/26 (1)	200	213
Altice France, 8.125%, 2/1/27 (1)	455	507
Altice France Holding, 6.00%, 2/15/28 (1)	585	584
Altice France Holding, 10.50%, 5/15/27 (1)	350	399
CCO Holdings, 4.50%, 8/15/30 (1)	95	100
CCO Holdings, 5.00%, 2/1/28 (1)	333	353
CCO Holdings, 5.375%, 6/1/29 (1)	800	878
CCO Holdings, 5.50%, 5/1/26 (1)	310	324
CCO Holdings, 5.875%, 5/1/27 (1)	400	420
CSC Holdings, 6.50%, 2/1/29 (1)	745	836
CSC Holdings, 7.50%, 4/1/28 (1)	625	700
DISH DBS, 7.75%, 7/1/26	145	166
Netflix, 5.375%, 11/15/29 (1)	65	78

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Netflix, 5.875%, 11/15/28	215	264
Netflix, 6.375%, 5/15/29	260	330
VTR Finance, 6.375%, 7/15/28 (1)	200	214
Ziggo Bond, 5.125%, 2/28/30 (1)	230	243
		6,963

Chemicals 0.7%
Methanex, 5.25%, 12/15/29	100	101
Methanex, 5.65%, 12/1/44	151	138
PQ, 5.75%, 12/15/25 (1)	245	252
		491

Conglomerates 0.4%
General Electric, Series D, VR, 5.00% (2)(3)	385	300
		300

Consumer Products 0.5%
CD&R Smokey Buyer, 6.75%, 7/15/25 (1)	40	43
Energizer Holdings, 7.75%, 1/15/27 (1)	120	131
LTF Merger Sub, 8.50%, 6/15/23 (1)	30	29
Wolverine World Wide, 6.375%, 5/15/25 (1)	130	137
		340

Container 1.7%
Intelligent Packaging Finco, 6.00%, 9/15/28 (1)	180	184
Mauser Packaging Solutions Holding, 7.25%, 4/15/25 (1)	350	339
Reynolds Group Issuer, 7.00%, 7/15/24 (1)	162	165
Trivium Packaging Finance, 5.50%, 8/15/26 (1)	200	210
Trivium Packaging Finance, 8.50%, 8/15/27 (1)	225	246
		1,144

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Energy 10.5%
Antero Resources, 5.125%, 12/1/22	11	9
Archrock Partners, 6.25%, 4/1/28 (1)	145	146
Berry Petroleum, 7.00%, 2/15/26 (1)	140	111
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24	200	232
Citgo Holding, 9.25%, 8/1/24 (1)	705	696
Continental Resources, 4.375%, 1/15/28	145	139
Continental Resources, 4.50%, 4/15/23	325	327
Continental Resources, 4.90%, 6/1/44	115	101
Continental Resources, 5.00%, 9/15/22	185	184
CrownRock, 5.625%, 10/15/25 (1)	60	59
DCP Midstream Operating, 6.75%, 9/15/37 (1)	215	217
DCP Midstream Operating, 8.125%, 8/16/30	46	55
EQT, 8.75%, 2/1/30	320	386
Exterran Energy Solutions, 8.125%, 5/1/25	340	294
Hess, 5.60%, 2/15/41	10	11
Hess, 7.30%, 8/15/31	500	611
Hess, 7.875%, 10/1/29	10	13
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1)	65	64
Matador Resources, 5.875%, 9/15/26	345	302
Nabors Industries, 7.25%, 1/15/26 (1)	85	40
Nabors Industries, 7.50%, 1/15/28 (1)	160	71
NGL Energy Partners, 7.50%, 11/1/23	138	101
NGL Energy Partners, 7.50%, 4/15/26	132	88
Occidental Petroleum, 5.875%, 9/1/25	125	125
Occidental Petroleum, 6.45%, 9/15/36	35	34
Occidental Petroleum, 6.95%, 7/1/24	15	15
Occidental Petroleum, 7.95%, 6/15/39	190	191
Occidental Petroleum, 8.50%, 7/15/27	300	332
Occidental Petroleum, 8.875%, 7/15/30	820	931
Range Resources, 9.25%, 2/1/26 (1)	170	179

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Seven Generations Energy, 5.375%, 9/30/25 (1)	345	332
Targa Resources Partners, 6.50%, 7/15/27	150	162
Targa Resources Partners, 6.875%, 1/15/29	260	287
USA Compression Partners, 6.875%, 9/1/27	205	212
		7,057

Entertainment & Leisure 0.8%
Cedar Fair, 5.25%, 7/15/29	100	97
Cedar Fair, 5.375%, 4/15/27	190	189
Royal Caribbean Cruises, 11.50%, 6/1/25 (1)	40	46
SeaWorld Parks & Entertainment, 9.50%, 8/1/25 (1)	140	148
Six Flags Theme Parks, 7.00%, 7/1/25 (1)	80	87
		567

Exploration & Production 0.3%
Apache, 4.875%, 11/15/27	215	219
		219

Financial 3.9%
Acrisure, 8.125%, 2/15/24 (1)	85	90
Acrisure, 10.125%, 8/1/26 (1)	240	270
AmWINS Group, 7.75%, 7/1/26 (1)	510	548
Avolon Holdings Funding, 5.125%, 10/1/23 (1)	330	318
Genworth Mortgage Holdings, 6.50%, 8/15/25 (1)	150	158
HUB International, 7.00%, 5/1/26 (1)	302	313
MGIC Investment, 5.25%, 8/15/28	60	63
Navient, 6.75%, 6/25/25	255	267
Navient, 7.25%, 9/25/23	350	369
OneMain Finance, 6.125%, 3/15/24	25	27
OneMain Finance, 6.875%, 3/15/25	155	175
		2,598

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)

Food 0.4%
Chobani, 7.50%, 4/15/25 (1)	275	286
		286

Gaming 4.6%
Boyd Gaming, 8.625%, 6/1/25 (1)	105	115
Caesars Entertainment, 8.125%, 7/1/27 (1)	95	101
Caesars Resort Collection, 5.25%, 10/15/25 (1)	345	329
International Game Technology, 6.25%, 2/15/22 (1)	400	410
International Game Technology, 6.25%, 1/15/27 (1)	620	679
International Game Technology, 6.50%, 2/15/25 (1)	400	437
Scientific Games International, 7.00%, 5/15/28 (1)	65	64
Scientific Games International, 7.25%, 11/15/29 (1)	90	89
Scientific Games International, 8.25%, 3/15/26 (1)	185	191
Scientific Games International, 8.625%, 7/1/25 (1)	130	135
Stars Group Holdings, 7.00%, 7/15/26 (1)	145	154
Wynn Macau, 5.625%, 8/26/28 (1)	200	202
Wynn Resorts Finance, 5.125%, 10/1/29 (1)	200	195
		3,101

Healthcare 9.3%
Avantor, 6.00%, 10/1/24 (1)	335	351
Avantor Funding, 4.625%, 7/15/28 (1)	215	227
Bausch Health, 7.00%, 3/15/24 (1)	460	478
Bausch Health, 7.00%, 1/15/28 (1)	10	11
Bausch Health, 7.25%, 5/30/29 (1)	166	182
Bausch Health, 9.00%, 12/15/25 (1)	460	504
Bausch Health Americas, 8.50%, 1/31/27 (1)	517	569
Centene, 4.25%, 12/15/27	190	200
Centene, 4.625%, 12/15/29	295	322

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
HCA, 5.375%, 2/1/25	1,215	1,367
HCA, 5.875%, 2/1/29	305	370
LifePoint Health, 6.75%, 4/15/25 (1)	240	259
Molina Healthcare, 5.375%, 11/15/22	350	367
Ortho-Clinical Diagnostics, 7.25%, 2/1/28 (1)	20	21
Ortho-Clinical Diagnostics, 7.375%, 6/1/25 (1)	33	34
Radiology Partners, 9.25%, 2/1/28 (1)	23	25
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (1)	57	61
Tenet Healthcare, 7.50%, 4/1/25 (1)	310	340
Teva Pharmaceutical Finance Netherlands III, 7.125%, 1/31/25
(1)	525	568
		6,256

Information Technology 2.2%
Boxer Parent, 7.125%, 10/2/25 (1)	55	60
Expedia Group, 6.25%, 5/1/25 (1)	140	153
Expedia Group, 7.00%, 5/1/25 (1)	130	141
Qorvo, 5.50%, 7/15/26	315	334
Refinitiv U.S. Holdings, 8.25%, 11/15/26 (1)	536	592
Veritas U. S. , 10.50%, 2/1/24 (1)	200	199
		1,479

Lodging 0.1%
Hilton Domestic Operating, 5.375%, 5/1/25 (1)	30	31
Hilton Domestic Operating, 5.75%, 5/1/28 (1)	35	37
		68

Manufacturing 0.4%
Colfax, 6.00%, 2/15/24 (1)	95	99
Colfax, 6.375%, 2/15/26 (1)	140	151
Welbilt, 9.50%, 2/15/24	27	27
		277

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)

Metals & Mining 3.8%
Arconic, 6.125%, 2/15/28 (1)	225	237
Cleveland-Cliffs, 9.875%, 10/17/25 (1)	125	138
Constellium, 6.625%, 3/1/25 (1)	500	515
Freeport-McMoRan, 5.40%, 11/14/34	187	211
Freeport-McMoRan, 5.45%, 3/15/43	245	276
Hecla Mining, 7.25%, 2/15/28	300	330
Hudbay Minerals, 7.625%, 1/15/25 (1)	338	351
Joseph T. Ryerson & Son, 8.50%, 8/1/28 (1)	210	229
New Gold, 6.375%, 5/15/25 (1)	272	283
		2,570

Restaurants 0.3%
Yum! Brands, 7.75%, 4/1/25 (1)	180	201
		201

Retail 0.5%
L Brands, 6.875%, 7/1/25 (1)	30	32
L Brands, 7.50%, 6/15/29	70	75
L Brands, 9.375%, 7/1/25 (1)	180	208
		315

Satellites 1.8%
Intelsat Jackson Holdings, 9.50%, 9/30/22 (1)	1,128	1,227
		1,227

Services 4.1%
eG Global Finance, 6.75%, 2/7/25 (1)	200	207
eG Global Finance, 8.50%, 10/30/25 (1)	200	215
GFL Environmental, 7.00%, 6/1/26 (1)	73	76

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
GFL Environmental, 8.50%, 5/1/27 (1)	25	27
Laureate Education, 8.25%, 5/1/25 (1)	140	149
Presidio Holdings, 8.25%, 2/1/28 (1)	215	226
Prime Security Services Borrower, 5.75%, 4/15/26 (1)	125	138
Prime Security Services Borrower, 6.25%, 1/15/28 (1)	125	131
Sabre GLBL, 7.375%, 9/1/25 (1)	65	66
Sabre GLBL, 9.25%, 4/15/25 (1)	85	94
Vertical Holdco, 7.625%, 7/15/28 (1)	490	517
Vertical U. S. Newco, 5.25%, 7/15/27 (1)	490	510
WW International, 8.625%, 12/1/25 (1)	365	386
		2,742

Supermarkets 1.4%
Albertsons, 7.50%, 3/15/26 (1)	405	453
Albertsons, 4.875%, 2/15/30 (1)	120	129
Albertsons, 5.875%, 2/15/28 (1)	305	329
New Albertsons, 7.45%, 8/1/29	15	17
New Albertsons, 8.00%, 5/1/31	5	6
		934

Transportation 0.4%
Watco Finance, 6.50%, 6/15/27 (1)	240	252
		252

Utilities 4.2%
Calpine, 5.125%, 3/15/28 (1)	400	421
NRG Energy, 5.25%, 6/15/29 (1)	190	207
NRG Energy, 5.75%, 1/15/28	315	343
NRG Energy, 6.625%, 1/15/27	220	235
NRG Energy, 7.25%, 5/15/26	325	346
Pacific Gas & Electric, 4.75%, 2/15/44	170	179

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Pacific Gas & Electric, 4.95%, 7/1/50	148	162
PG&E, 5.00%, 7/1/28	195	195
PG&E, 5.25%, 7/1/30	220	219
Pike, 5.50%, 9/1/28 (1)	195	195
Vistra Operations, 5.00%, 7/31/27 (1)	23	24
Vistra Operations, 5.50%, 9/1/26 (1)	290	305
		2,831

Wireless Communications 2.3%
Sprint, 7.125%, 6/15/24	250	291
Sprint, 7.25%, 9/15/21	305	322
Sprint, 7.875%, 9/15/23	135	157
Sprint Capital, 6.875%, 11/15/28	170	217
Sprint Communications, 11.50%, 11/15/21	345	383
T-Mobile USA, 6.50%, 1/15/26	150	157
		1,527

Total Corporate Bonds (Cost $48,665)		51,043

BANK LOANS 17.3% (4)
Aerospace & Defense 0.3%
Dynasty Acquisition, FRN, 1M USD LIBOR + 3.50%, 3.808%,
4/6/26	200	177
		177

Airlines 0.3%
Mileage Plus Holdings, FRN, 1M USD LIBOR + 5.25%, 6.25%,
6/21/27 (5)	235	238
		238

Broadcasting 0.5%
iHeartCommunications, FRN, 1M USD LIBOR + 6.75%, 9/30/20
(5)(6)(7)(8)	235	171

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
NEP Group, FRN, 3M USD LIBOR + 7.00%, 7.156%, 10/19/26	195	142
		313

Consumer Products 0.2%
Life Time, FRN, 3M USD LIBOR + 2.75%, 6/10/22 (5)	125	117
		117

Energy 0.6%
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 5.25%, 6/24/24	363	274
Stonepeak Lonestar Holdings, FRN, 1M USD LIBOR + 4.50%,
4.773%, 10/19/26	144	141
		415

Financial 1.2%
EIG Management, FRN, 3M USD LIBOR + 3.75%, 4.50%,
2/24/25	196	195
Fiserv Investment Solutions, FRN, 1M USD LIBOR + 4.75%,
5.02%, 2/18/27	585	581
		776

Food 0.4%
Bellring Brands, FRN, 1M USD LIBOR + 5.00%, 6.00%,
10/21/24	293	292
		292

Healthcare 1.2%
Aldevron, FRN, 1M USD LIBOR + 4.25%, 5.25%, 10/12/26	349	349
Loire Finco Luxembourg, FRN, 1M USD LIBOR + 3.50%,
3.656%, 1/24/27	270	261
Versant Health Holdco, FRN, 3M USD LIBOR + 6.75%, 7.75%,
12/1/25	220	212
		822

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Information Technology 0.2%
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 8.75%, 7/31/28
(5)	100	103
TIBCO Software, FRN, 1M USD LIBOR + 7.25%, 7.41%, 3/3/28	55	53
		156

Manufacturing 0.3%
Apex Tool Group, FRN, 3M USD LIBOR + 5.50%, 8/1/24 (5)	215	206
		206

Restaurants 0.5%
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 7.655%,
2/4/28	325	307
		307

Satellites 2.4%
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 5.50%,
5.50%, 7/13/22 (5)(9)	425	432
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 4.75%,
8.00%, 11/27/23 (5)	1,185	1,192
		1,624

Services 4.8%
Prime Security Services Borrower, FRN, 1M USD LIBOR +
3.25%, 4.25%, 9/23/26	271	270
Renaissance Holdings, FRN, 3M USD LIBOR + 7.00%, 7.156%,
5/29/26	185	174
Ultimate Software Group, FRN, 1M USD LIBOR + 6.75%, 7.50%,
5/3/27	2,580	2,629
WW International, FRN, 3M USD LIBOR + 4.75%, 5.50%,
11/29/24	148	147
		3,220

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Wireless Communications 4.4%
Asurion, FRN, 3M USD LIBOR + 6.50%, 6.656%, 8/4/25	2,931	2,935
		2,935

Total Bank Loans (Cost $11,634)		11,598
CONVERTIBLE BONDS 0.3%
Cable Operators 0.2%
DISH Network, 3.375%, 8/15/26	185	183
		183

Energy 0.1%
Cheniere Energy, 4.25%, 3/15/45	66	46
		46

Total Convertible Bonds (Cost $205)		229
COMMON STOCKS 1.6%
Cable Operators 0.2%
Liberty Broadband, Class C (7)	1	140
		140

Financial 0.1%
Visa, Class A	—	63
		63

Hospital Supplies/Hospital Management 0.1%
Thermo Fisher Scientific	—	86
		86

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Information Technology 0.1%
Fiserv (7)	1	60
		60

Media & Communications 0.1%
iHeartMedia, Class A (7)	9	83
		83

Metals & Mining 0.2%
Constellium (7)	16	126
		126

Utilities 0.3%
Sempra Energy	1	124
Vistra	4	73
		197

Wireless Communications 0.5%
Crown Castle International, REIT	1	152
T-Mobile US (7)	2	179
		331

Total Common Stocks (Cost $1,043)		1,086

CONVERTIBLE PREFERRED STOCKS 3.4%
Energy 1.4%
Targa Resources, Series A, 9.50%, Acquisition Date: 10/30/17 -
3/12/20, Cost $994 (3)(10)	1	969
		969

Healthcare 0.5%
Avantor, Series A, 6.25%, 5/15/22	5	356
		356

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)

Manufacturing 0.3%
Danaher, Series B, 5.00%, 4/15/23	—	182
		182

Utilities 1.2%
American Electric Power, 6.125%, 3/15/22	6	310
American Electric Power, 6.125%, 8/15/23	2	110
NextEra Energy, 5.279%, 3/1/23	7	350
		770

Total Convertible Preferred Stocks (Cost $2,153)		2,277

SHORT-TERM INVESTMENTS 2.8%
Money Market Funds 2.8%
T. Rowe Price Government Reserve Fund, 0.11% (11)(12)	1,914	1,914
Total Short-Term Investments (Cost $1,914)		1,914

Total Investments in Securities 101.3%
(Cost $65,614)		$68,147
Other Assets Less Liabilities (1.3)%		(902)
Net Assets 100.0%		$67,245

‡	Par/Shares are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
	1933 and may be resold in transactions exempt from registration only to
	qualified institutional buyers. Total value of such securities at period-end
	amounts to $32,709 and represents 48.6% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain
	date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4)	Bank loan positions may involve multiple underlying tranches. In those
	instances, the position presented reflects the aggregate of those respective
	underlying tranches and the rate presented reflects the weighted average rate of the settled positions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

(5)	All or a portion of this loan is unsettled as of August 31, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
(6)	Level 3 in fair value hierarchy.
(7)	Non-income producing
(8)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(9)	A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at August 31, 2020, was $137 and was valued at $137 (0.2% of net assets) .
(10)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $969 and represents 1.4% of net assets.
(11)	Affiliated Companies
(12)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
FRN	Floating Rate Note
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$1	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/20	Cost	Cost	8/31/20
T. Rowe Price Government
Reserve Fund	$1,088	¤	¤	$1,914	^

#		Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+		Investment income comprised $1 of dividend income and $0 of interest income.
¤		Purchase and sale information not shown for cash management funds.
^		The cost basis of investments in affiliated companies was $1,914.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Credit Opportunities Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 51,272	$ —	$ 51,272
Bank Loans	—	11,427	171	11,598
Common Stocks	1,086	—	—	1,086
Convertible Preferred Stocks	—	2,277	—	2,277
Short-Term Investments	1,914	—	—	1,914
Total	$3,000	$ 64,976	$ 171	$ 68,147

[1] Includes Corporate Bonds, Convertible Bonds.